Cash and cash equivalents and cash flow supporting notes (Details 1) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Gross proceeds			£ 321	£ 10,091	£ 10,792
Transaction costs			(78)	(1,056)	(1,050)
Proceeds from issuing shares	£ 6,354		£ 243	£ 9,035	£ 9,742